Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.6%
	Accommodation and Food Services - 1.3%
10,187	Vail Resorts, Inc.	$2,165,858

	Aerospace/Defense - 3.4%
15,460	General Dynamics Corp.	2,468,807
9,037	Lockheed Martin Corp.	3,342,515
		5,811,322
	Agriculture - 4.0%
86,555	Archer-Daniels-Midland Co.	3,258,796
44,369	Philip Morris International, Inc.	3,632,490
		6,891,286
	Apparel - 1.7%
39,998	VF Corp.	2,879,856

	Banks - 4.1%
95,477	Fifth Third Bancorp	2,329,639
144,200	KeyCorp	2,357,670
169,615	Regions Financial Corp.	2,293,195
		6,980,504
	Beverages - 2.1%
67,388	Coca-Cola Co.	3,604,584

	Chemicals - 3.5%
26,752	Celanese Corp.	2,507,733
29,404	International Flavors & Fragrances, Inc.	3,522,011
		6,029,744
	Commercial Services - 1.2%
88,867	Western Union Co.	1,989,732

	Computers - 2.7%
17,593	International Business Machines Corp.	2,289,729
46,785	Seagate Technology PLC	2,243,341
		4,533,070
	Diversified Financial Services - 2.7%
5,075	BlackRock, Inc.	2,349,775
33,898	Discover Financial Services	2,223,031
		4,572,806
	Electric - 6.9%
19,704	DTE Energy Co.	2,200,346
28,026	Duke Energy Corp.	2,569,984
34,045	Edison International	2,287,483
27,986	Pinnacle West Capital Corp.	2,504,467
72,692	PPL Corp.	2,181,487
		11,743,767
	Electrical Components & Equipment - 1.2%
31,157	Emerson Electric Co.	1,997,475

	Electronics - 1.3%
25,141	Garmin, Ltd.	2,222,213

	Finance and Insurance - 4.0%
89,784	Prudential PLC (d)	2,970,054
33,298	Royal Bank of Canada	2,479,702
36,038	Zurich Insurance Group AG	1,391,067
		6,840,823
	Food - 9.9%
81,847	Campbell Soup Co.	3,692,937
73,198	General Mills, Inc.	3,586,702
37,437	J.M. Smucker Co.	3,855,637
55,570	Kellogg Co.	3,360,318
35,403	Tyson Foods, Inc., Class A	2,401,385
		16,896,979
	Forest Products & Paper - 2.0%
90,500	International Paper Co.	3,344,880

	Information - 4.4%
160,939	Nippon Telegraph & Telephone Corp.	3,746,660
150,734	ViacomCBS, Inc.	3,709,564
		7,456,224
	Insurance - 1.4%
104,218	AXA SA	2,406,394

	Manufacturing - 0.1%
10,000	Bayerische Motoren Werke AG ADR	216,400

	Miscellaneous Manufacturing - 3.6%
13,497	Illinois Tool Works, Inc.	2,264,527
75,231	Siemens AG	3,866,121
		6,130,648
	Oil & Gas - 1.9%
75,513	Total SA	3,257,631

	Pharmaceuticals - 16.5%
49,978	AbbVie, Inc.	4,283,614
72,190	Cardinal Health, Inc.	3,762,543
25,456	Johnson & Johnson	3,423,323
47,369	Merck & Co., Inc.	3,626,570
55,076	Novartis AG	4,624,181
129,069	Pfizer, Inc.	4,313,486
101,284	Roche Holding AG	4,040,219
		28,073,936
	Pipelines - 3.9%
182,052	Kinder Morgan, Inc.	3,489,937
169,202	Williams Cos., Inc.	3,223,298
		6,713,235
	Professional, Scientific, and Technical Services - 2.9%
150,469	Industria de Diseno Textil SA	2,345,812
272,835	Publicis Groupe SA	2,643,771
		4,989,583
	Real Estate Investment Trusts - 1.3%
24,847	CBL & Associates Properties, Inc. (d)	65,348
17,613	Simon Property Group, Inc.	2,167,808
		2,233,156

	Semiconductors - 1.8%
7,953	Broadcom, Inc.		2,168,147
17,774	Intel Corp.		986,812
			3,154,959
	Software - 0.6%
12,629	Paychex, Inc.		978,495

	Telecommunications - 4.4%
107,829	AT&T, Inc.		3,797,737
68,635	Verizon Communications, Inc.		3,717,272
			7,515,009
	Transportation and Warehousing - 2.1%
97,853	Enbridge, Inc.		3,662,638

	TOTAL COMMON STOCKS (Cost - $183,966,299)		165,293,207

	CONVERTIBLE PREFERRED STOCKS - 0.5%
	Manufacturing - 0.3%
2,900	Energizer Holdings, Inc., Series A, 7.5%		272,542
6,000	International Flavors & Fragrances, Inc., 6.0% (d)		265,380
			537,922
	Mining, Quarrying, and Oil and Gas Extraction - 0.2%
10,235	Chesapeake Energy Corp., 4.5% (d)		131,110
14,633	Nabors Industries, Ltd., Series A, 6.0% (d)		217,739
			348,849
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,081,796)		886,771

	PREFERRED STOCKS - 0.1%
	Manufacturing - 0.1%
11,123	Pitney Bowes, Inc., 6.7%		202,439

	TOTAL PREFERRED STOCKS (Cost - $204,000)		202,439

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.2% (a)(b)
	PURCHASED CALL OPTIONS - 0.2%
	Cardinal Health, Inc.
580	Expiration: March 2020, Exercise Price: $59	3,022,960	23,200
	Invesco QQQ Trust
240	Expiration: March 2020, Exercise Price: $210	4,939,200	147,840
	SPDR S&P 500 ETF Trust
250	Expiration: March 2020, Exercise Price: $313	7,406,500	96,250
	Viacom CBS, Inc.
875	Expiration: March 2020, Exercise Price: $25	2,153,375	73,937
	TOTAL PURCHASED OPTIONS (Cost - $384,996)		341,227

	SHORT TERM INVESTMENTS - 2.4%
	Money Market Funds - 2.4%
4,073,087	First American Treasury Obligations Fund, Class X, 1.49% (c)		4,073,087
	TOTAL SHORT TERM INVESTMENTS (Cost - $4,073,087)		4,073,087

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
6,458,557	First American Government Obligations Fund, Class Z, 1.43% (c)		6,458,557
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $6,458,557)		6,458,557

	TOTAL INVESTMENTS - 103.9% (Cost - $198,986,667)		177,255,288
	Liabilities in Excess of Other Assets - (3.9)%		(6,613,901)
	NET ASSETS - 100.0%		$170,641,387

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)% (a)(b)
580	Cardinal Health, Inc.
	Expiration: March 2020, Exercise Price $62	3,022,960	7,250
240	Invesco QQQ Trust
	Expiration: March 2020, Exercise Price $323	4,939,200	46,800
875	Viacom CBS, Inc.
	Expiration: March 2020, Exercise Price $27	2,153,375	50,750
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $57,555)		104,800

	TOTAL OPTIONS WRITTEN (Premiums Received $57,555)		$104,800

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Each Option is exercisable into 100 shares of the underlying security.
(c) Money Market Fund; interest rate reflects seven-day yield on February 29, 2020.
(d) All or a portion of this security is out on loan as of February 29, 2020.
(e) Less than 0.1%.